RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended					0 Months Ended			12 Months Ended	0 Months Ended						1 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Senior Management [Member] USD ($)	Dec. 31, 2014 Senior Management [Member] CNY	Aug. 31, 2014 CEHIL [Member] USD ($) item	May 13, 2014 CEHIL [Member]	May 05, 2014 CEHIL [Member] USD ($)	Dec. 31, 2014 CEHIL [Member] CNY	Sep. 05, 2014 New Flourish Holdings Limited [Member]	Jun. 03, 2013 Class A Shares [Member] USD ($)	Jun. 03, 2013 Class A Shares [Member] CNY	Sep. 05, 2014 Class A Shares [Member] CEHIL [Member]	Sep. 05, 2014 Class A Shares [Member] New Flourish Holdings Limited [Member]	May 05, 2014 Class A Shares [Member] New Flourish Holdings Limited [Member]	Aug. 31, 2010 Class B Shares [Member]	Oct. 26, 2011 Dr Jin Huang [Member]	Jan. 25, 2012 Campus [Member] USD ($)	Jan. 25, 2012 Campus [Member] CNY	Dec. 31, 2014 Campus [Member] USD ($)	Dec. 31, 2014 Campus [Member] CNY	Dec. 31, 2013 Campus [Member] USD ($)	Dec. 31, 2013 Campus [Member] CNY	Dec. 31, 2012 Campus [Member] USD ($)	Dec. 31, 2012 Campus [Member] CNY	Dec. 31, 2011 Campus [Member] USD ($)	Dec. 31, 2011 Campus [Member] CNY	Jan. 25, 2012 Campus [Member] Class A Shares [Member]	Dec. 31, 2014 Campus [Member] Class A Shares [Member] USD ($)	Dec. 31, 2014 Campus [Member] Class B Shares [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Minimum percentage of interest in voting power held by related party																	10.00%
Maximum shares agreed to be purchased by related party																													$ 50,000,000
Shares charged in favor of Spin-Rich to secure campus' obligations under the Participation Agreement																													1,818,182
Shares charged by Spin-Rich in favor of campus to secure campus' agreed-upon minimum return on its investment under the Participation Agreement																														6,077,747
Shares purchased by related party																												11,944,600
Aggregate consideration paid for shares purchased by related party																		50,000,000	311,505,000
Fair value of the Participation Agreement to be expensed																										34,554,000	215,274,000
Share-based compensation																				8,876,000	54,311,000	8,882,000	53,769,000	9,539,000	60,206,000
Conversion of convertible loans to ordinary shares (in shares)						170,368,902	972,782,696			170,368,902			501,508,621	170,368,902	170,368,902	80,755,877
Total purchase consideration of shares issued and sold		129,772,000				5,779,000					21,000,000	128,035,000
Number of equal annual installments						3
Number of shares under right to repurchase from New Flourish If the Company fails to file the annual report of Form 20-F for the year 2014 on or before the date in compliance with the Security Act						13,000,000
Conversion of convertible loans to ordinary shares								31,692,000
Total consideration				4,257,000
Fair value of ordinary shares				19,678,000
Share price (in dollars per share)				$ 0.1155
Difference between the fair value of the consideration and ordinary shares	5,110,000	22,826,000	34,971,000	$ 15,421,000	94,360,000				94,360,000